UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21566
Reporting Period: 07/01/2019 - 06/30/2020
BlackRock Floating Rate Income Trust

===================== BlackRock Floating Rate Income Trust =====================

AVAYA HOLDINGS CORP.

Ticker:       AVYA           Security ID:  05351X101
Meeting Date: MAR 04, 2020   Meeting Type: Annual
Record Date:  JAN 06, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William D. Watkins       For       For          Management
1.2   Elect Director James M. Chirico, Jr.    For       For          Management
1.3   Elect Director Stephan Scholl           For       For          Management
1.4   Elect Director Susan L. Spradley        For       For          Management
1.5   Elect Director Stanley J. Sutula, III   For       For          Management
1.6   Elect Director Scott D. Vogel           For       For          Management
1.7   Elect Director Jacqueline E. Yeaney     For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Omnibus Stock Plan              For       For          Management
4     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
5     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 19, 2020   Meeting Type: Annual
Record Date:  MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Dionne              For       For          Management
1.2   Elect Director Andrew Hobson            For       For          Management
1.3   Elect Director Joe Marchese             For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

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INVESCO EXCHANGE-TRADED FUND TRUST II

Ticker:       PTRP           Security ID:  46138G508
Meeting Date: AUG 19, 2019   Meeting Type: Special
Record Date:  JUN 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Ronn R. Bagge            For       For          Management
1.2   Elect Director Todd J. Barre            For       For          Management
1.3   Elect Director Kevin M. Carome          For       For          Management
1.4   Elect Director Edmund P. Giambastiani,  For       For          Management
      Jr.
1.5   Elect Director Victoria J. Herget       For       For          Management
1.6   Elect Director Marc M. Kole             For       For          Management
1.7   Elect Director Yung Bong Lim            For       For          Management
1.8   Elect Director Joanne Pace              For       For          Management
1.9   Elect Director Gary R. Wicker           For       For          Management
1.10  Elect Director Donald H. Wilson         For       For          Management

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LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 21, 2020   Meeting Type: Annual
Record Date:  MAR 27, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Thomas P. Capo           For       For          Management
1b    Elect Director Mei-Wei Cheng            For       For          Management
1c    Elect Director Jonathan F. Foster       For       For          Management
1d    Elect Director Mary Lou Jepsen          For       For          Management
1e    Elect Director Kathleen A. Ligocki      For       For          Management
1f    Elect Director Conrad L. Mallett, Jr.   For       For          Management
1g    Elect Director Raymond E. Scott         For       For          Management
1h    Elect Director Gregory C. Smith         For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Report on Human Rights Impact           Against   Against      Shareholder
      Assessment

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Trust

Date:	August 27, 2020